RELATED PARTY TRANSACTIONS - Schedule of Balances and Transactions with Lloyds Banking Group Plc and Fellow Subsidiaries of the Bank (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities, included within:
Subordinated liabilities		£ 9,242
The Group
Assets, included within:
Derivative financial instruments	£ 5,511	8,341
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	739	738
Total financial assets	579,837	579,429
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	1,490	6,875
Financial liabilities at fair value through profit or loss	6,537	6,831
Derivative financial instruments	4,643	8,228
Debt securities in issue	48,724	59,293
Subordinated liabilities	8,658	9,242	£ 12,586
Total financial liabilities	555,934	553,234
The Group | Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
Assets, included within:
Derivative financial instruments	634	690
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	739	738
Total financial assets	1,373	1,428
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	1,490	6,875
Financial liabilities at fair value through profit or loss	0	0
Derivative financial instruments	939	1,424
Debt securities in issue	17,961	12,686
Subordinated liabilities	5,176	4,599
Total financial liabilities	25,566	25,584
The Bank
Assets, included within:
Derivative financial instruments	6,898	12,595
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	108,424	128,771
Total financial assets	369,568	401,987
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	22,872	39,836
Financial liabilities at fair value through profit or loss	9,821	7,907
Derivative financial instruments	6,102	11,072
Debt securities in issue	38,439	48,109
Subordinated liabilities	7,907	7,751	£ 9,909
Total financial liabilities	357,654	390,536
The Bank | Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
Assets, included within:
Derivative financial instruments	634	690
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	517	530
Total financial assets	1,151	1,220
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	1,332	6,666
Financial liabilities at fair value through profit or loss	3,318	1,121
Derivative financial instruments	633	972
Debt securities in issue	14,650	11,551
Subordinated liabilities	5,311	4,745
Total financial liabilities	£ 25,244	£ 25,055